Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.5%
Plantronics Inc.(a)	634	$16,966
Ribbon Communications Inc.(a)(b)	1,840	10,065
		27,031
Diversified Consumer Services — 2.7%
2U Inc.(a)	1,146	33,853
Chegg Inc.(a)	1,500	89,160
Stride Inc.(a)	624	22,152
		145,165
Diversified Telecommunication Services — 0.7%
Bandwidth Inc., Class A(a)(b)	316	26,949
Ooma Inc.(a)	458	10,580
V-Cube Inc.	200	3,024
		40,553
Entertainment — 25.8%
Activision Blizzard Inc.	1,155	90,309
DouYu International Holdings Ltd., ADR(a)(b)	4,935	15,545
Electronic Arts Inc.	770	107,992
HUYA Inc., ADR(a)	1,396	11,475
iQIYI Inc., ADR(a)	4,181	34,619
Kahoot! ASA(a)	4,639	27,812
Kingsoft Corp. Ltd.	14,800	63,152
NetDragon Websoft Holdings Ltd.	3,000	6,571
NetEase Inc.	4,800	93,109
Netflix Inc.(a)	226	156,010
Nexon Co. Ltd.	5,000	85,106
Nintendo Co. Ltd.	200	88,331
Paradox Interactive AB	528	7,747
Roku Inc.(a)	342	104,276
Sea Ltd., ADR(a)	471	161,821
Spotify Technology SA(a)	474	137,176
Stillfront Group AB(a)	4,382	19,568
Take-Two Interactive Software Inc.(a)	606	109,686
Ubisoft Entertainment SA(a)	1,336	69,958
XD Inc.(a)	2,400	13,586
		1,403,849
Food & Staples Retailing — 1.4%
Shop Apotheke Europe NV(a)(c)	200	30,330
Zur Rose Group AG(a)	130	46,145
		76,475
Health Care Providers & Services — 0.6%
Ping An Healthcare and Technology Co. Ltd.(a)(c)	7,200	34,806

Health Care Technology — 3.1%
Alibaba Health Information Technology Ltd.(a)	44,000	55,096
Teladoc Health Inc.(a)	775	115,932
		171,028
Interactive Media & Services — 8.0%
fuboTV Inc.(a)	1,584	47,219
Hello Group Inc., ADR	2,720	33,864
JOYY Inc., ADR	880	44,343
Match Group Inc.(a)	811	122,283
Snap Inc., Class A, NVS(a)	1,904	100,112
Tencent Holdings Ltd.	1,400	85,162
		432,983
Internet & Direct Marketing Retail — 6.8%
Dada Nexus Ltd., ADR(a)	3,544	71,979
Delivery Hero SE(a)(c)	827	103,148
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Demae-Can Co. Ltd.(a)	400	$4,758
Just Eat Takeaway.com NV(a)(c)	1,236	88,788
Meituan, Class B(a)(c)	2,900	98,683
		367,356
IT Services — 7.2%
Cloudflare Inc., Class A(a)	1,362	265,209
GoDaddy Inc., Class A(a)	1,394	96,423
Megaport Ltd.(a)	2,026	27,418
		389,050
Leisure Products — 1.8%
Peloton Interactive Inc., Class A(a)	1,086	99,304

Media — 1.5%
Pearson PLC	9,728	80,048

Professional Services — 0.1%
Grace Technology Inc.	400	3,661

Software — 39.7%
8x8 Inc.(a)(b)	1,650	37,389
Anaplan Inc.(a)	1,992	129,898
Asana Inc., Class A(a)	1,056	143,405
Atlassian Corp. PLC, Class A(a)	502	229,981
Avaya Holdings Corp.(a)	1,294	24,094
Box Inc., Class A(a)	2,536	65,505
Citrix Systems Inc.	944	89,425
DocuSign Inc.(a)	486	135,249
Dropbox Inc., Class A(a)	3,930	119,826
Enghouse Systems Ltd.	650	28,188
Everbridge Inc.(a)	572	91,125
Five9 Inc.(a)	698	110,291
GB Group PLC.	2,940	35,669
Jamf Holding Corp.(a)	518	24,683
LivePerson Inc.(a)	988	50,892
Microsoft Corp.	446	147,903
Mitek Systems Inc.(a)(b)	630	11,863
Nice Ltd.(a)	521	147,286
Pagerduty Inc.(a)	1,144	47,762
RingCentral Inc., Class A(a)(b)	454	110,676
Smartsheet Inc., Class A(a)	1,766	121,872
TeamViewer AG(a)(c)	1,884	28,119
Verint Systems Inc.(a)	974	45,388
Zendesk Inc.(a)	850	86,530
Zoom Video Communications Inc., Class A(a)	333	91,458
		2,154,477
Total Common Stocks — 99.9%
(Cost: $5,881,073)		5,425,786

Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	160,527	$160,607

Total Short-Term Investments — 3.0%
(Cost: $160,607)		160,607

Total Investments in Securities — 102.9%
(Cost: $6,041,680)		5,586,393

Other Assets, Less Liabilities — (2.9)%		(157,375)

Net Assets — 100.0%		$5,429,018

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$305,040	$—	$(144,433)(a)	$—	$—	$160,607	160,527	$87(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,168,266	$1,257,520	$—	$5,425,786
Money Market Funds	160,607	—	—	160,607
	$4,328,873	$1,257,520	$—	$5,586,393

Portfolio Abbreviations - Equity

ADR                American Depositary Receipt

NVS                Non-Voting Shares

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